STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stock Options And Warrants
Schedule of option activity during the year
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2017	49,000	$1.49	3.19	$426,800
Granted	25,000	1.00	4.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, June 30, 2018	74,000	$1.32	2.97	376,340

Exercisable, June 30, 2018	61,500	$1.39	2.86	$308,715

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2015	24,000	$1.00	1.02	$-
Granted	12,000	2.00	4.00	-
Forfeited	-	-	-	-
Exercised	(24,000)	1.00	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2016	12,000	$2.00	3.75	$-
Granted	37,000	1.32	3.33	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2017	49,000	$1.49	3.19	$426,800

Exercisable, December 31, 2017	49,000	$1.49	3.19	$426,800

Warrants activity valued
	December 31, 2017	December 31, 2016
Market value of underlying stock	$7.20-$8.50	-
Volatility	76.66%-169.29%	-
Expected term (in years)	1 – 5.5	-
Risk-free interest rate	1.07% - 1.68%	-
Expected dividend yield	None	-

Warrants
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2017	599,640	$7.65	5.29	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(10,040)	-	-	-
Balance Outstanding, June 30, 2018	589,600	$7.27	4.88	$75,576

Exercisable, June 30, 2018	589,600	$7.27	4.88	$75,576

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2015	-	$-	-	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2016	-	$-	-	$-
Granted	599,640	7.65	5.29	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2017	599,640	$7.65	5.29	$1,725,921

Exercisable, December 31, 2017	10,040	$30.00	.30	$-